Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ x ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   65

Form13F Information Table Value Total:     $   143,610(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD ALL WORLD INDX        COM              922042775     1358    32000 SH       Sole                                      32000
ALCOA INC.                     COM              013817101      237    10500 SH       Sole                                      10500
AMER EXPRESS                   COM              025816109     5839   164800 SH       Sole                                     164800
ANHEUSER BUSCH COMPANIES       COM              035229103     5671    87400 SH       Sole                                      87400
AT & T CORP                    COM              00206R102     1446    51800 SH       Sole                                      51800
BANKAMERICA                    COM              060505104     2362    67500 SH       Sole                                      67500
CITIGROUP                      COM              172967101      872    42500 SH       Sole                                      42500
COCA COLA                      COM              191216100     2752    52050 SH       Sole                                      52050
CONOCO PHILLIPS                COM              20825C104      527     7200 SH       Sole                                       7200
FEDERAL EXPRESS                COM              31428X106     1407    17800 SH       Sole                                      17800
GENERAL ELECTRIC               COM              369604103     7420   290975 SH       Sole                                     290975
HEWLETT PACKARD                COM              428236103      546    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     6765   261300 SH       Sole                                     261300
ILLINOIS TOOLS WORKS           COM              452308109     1111    25000 SH       Sole                                      25000
INTEL                          COM              458140100      189    10100 SH       Sole                                      10100
JOHNSON CONTROLS INC           COM              478366107     4490   148050 SH       Sole                                     148050
KELLOGG                        COM              487836108     4578    81600 SH       Sole                                      81600
LOWE'S                         COM              548661107     1579    66650 SH       Sole                                      66650
MERCK                          COM              589331107     2806    88900 SH       Sole                                      88900
MICROSOFT                      COM              594918104     4741   177650 SH       Sole                                     177650
OFFICE DEPOT                   COM              676220106      172    29500 SH       Sole                                      29500
PEPSICO                        COM              713448108     4276    60000 SH       Sole                                      60000
PROCTER & GAMBLE               COM              742718109     3753    53850 SH       Sole                                      53850
STARBUCKS                      COM              855244109      852    57300 SH       Sole                                      57300
US STEEL                       COM              912909108      924    11900 SH       Sole                                      11900
VALERO ENERGY                  COM              91913Y100     2009    66300 SH       Sole                                      66300
WASTE MGT                      COM              94106L109     1590    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      351     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     5900    54450 SH       Sole                                      54450
ENERGY INDEX                   COM              81369Y506     1899    30000 SH       Sole                                      30000
FINANCIAL SECTOR SPDR          COM              81369Y605     1370    68900 SH       Sole                                      68900
ISHARES S&P 100 INDEX          COM              464287101     3729    70300 SH       Sole                                      70300
POWERSHARES QQQ INDEX          COM              73935A104      700    18000 SH       Sole                                      18000
S&P 500 INDEX                  COM              78462F103    16424   141600 SH       Sole                                     141600
S&P MIDCAP 400 INDEX           COM              595635103      474     3600 SH       Sole                                       3600
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2509   126400 SH       Sole                                     126400
VANGUARD LARGE CAP             COM              922908637     1637    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     3326    63700 SH       Sole                                      63700
GERDAU AMERISTEEL ADR          ADR              37373P105      792    80500 SH       Sole                                      80500
BP AMOCO                       ADR              055622104      477     9500 SH       Sole                                       9500
ING GROEP                      ADR              456837103      214    10000 SH       Sole                                      10000
NOKIA ADR                      ADR              654902204     3163   169600 SH       Sole                                     169600
TELECOM ITALIA SPA             ADR              87927Y102      903    60500 SH       Sole                                      60500
UNILEVER NV                    ADR              904784709     1262    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209     1036    46900 SH       Sole                                      46900
DJ STOXX 50 FUND               COM              78463X103     2263    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      726    33200 SH       Sole                                      33200
ISHARES MSCI EAFE INDEX        COM              464287465      501     8900 SH       Sole                                       8900
ISHARES MSCI TURKEY INDEX      COM              464286715      223     5000 SH       Sole                                       5000
ISHARES RUSSIA                 COM              57060U506      521    18000 SH       Sole                                      18000
ISHARES S&P 350 EUROPE         COM              464287861      857    21500 SH       Sole                                      21500
CEMEX ADR                      ADR              151290889     1425    82776 SH       Sole                                      82776
EMPRESAS ICA ADR               ADR              292448206      115    10000 SH       Sole                                      10000
FEMSA ADR                      ADR              344419106     1983    52000 SH       Sole                                      52000
GRUMA ADR                      ADR              400131306      117    14600 SH       Sole                                      14600
TELMEX ADR                     ADR              879403780      257    10000 SH       Sole                                      10000
TELMEX INTERNACIONAL ADR       ADR              879690105      282    21700 SH       Sole                                      21700
BANCOLOMBIA SA                 ADR              05968L102      822    28900 SH       Sole                                      28900
HONDA MOTOR ADR                ADR              438128308     2436    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     5114    59600 SH       Sole                                      59600
BARCLAYS MSCI INDIA            COM              06739F291     2147    47450 SH       Sole                                      47450
ISHARES HK CHINA 25            COM              464287184      295     8550 SH       Sole                                       8550
ISHARES MSCI JAPAN             COM              464286848     1343   126000 SH       Sole                                     126000
ISHARES SINGAPORE              COM              464286673     1923   197425 SH       Sole                                     197425
ISHARES SOUTH KOREA            COM              464286772     3822    96200 SH       Sole                                      96200